Taxes on Income (Schedule of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Statutory tax rate	26.50%	26.50%	25.00%
Income before taxes on income as reported in the statement of operations	$ 8,169	$ 6,636	$ 7,809
Computed "expected" tax expense	2,165	1,759	1,952
Non-deductible expenses, net	189	$ 207	$ 518
Effect of "Preferred Enterprise" status	(143)
Tax adjustment in respect of different tax rate for foreign subsidiaries	(345)	$ (168)	$ 35
Taxes in respect to previous years	(208)	$ (560)	(609)
Influence of change in tax rate on DTA	(223)		15
Valuation allowance	(4)	$ (33)	$ 63
Differences in respect of contingent consideration	(941)	(72)
Differences in basis of measurements for financial reporting and tax return purposes	(84)	466	$ (650)
Other differences, net	(23)	(18)	(37)
Income tax expense	$ 383	$ 1,581	$ 1,287